SHORT-TERM AND LONG-TERM DEBTS AND LOANS FROM SINOPEC GROUP COMPANY AND FELLOW SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2021
SHORT-TERM AND LONG-TERM DEBTS AND LOANS FROM SINOPEC GROUP COMPANY AND FELLOW SUBSIDIARIES
Schedule of short-term debts

	December 31,
	2020	2021
	RMB	RMB
Third parties’ debts
Short-term bank loans	16,111	24,959
RMB denominated	16,111	24,959
Short-term other loans	3	—
RMB denominated	3	—
Current portion of long-term bank loans	4,637	3,293
RMB denominated	4,613	3,281
USD denominated	24	12
Current portion of long-term corporate bonds	—	7,000
RMB denominated	—	7,000
	4,637	10,293
Corporate bonds	3,018	—
RMB denominated	3,018	—
	23,769	35,252
Loans from Sinopec Group Company and fellow subsidiaries
Short-term loans	4,642	2,407
RMB denominated	1,141	1,320
USD denominated	3,298	934
Hong Kong Dollar ("HKD") denominated	31	—
European Dollar ("EUR") denominated	172	153
Current portion of long-term loans	622	466
RMB denominated	622	466
	5,264	2,873
	29,033	38,125

Schedule of long-term debts

		December 31,
	Interest rate and final maturity	2020	2021
		RMB	RMB
Third parties’ debts

Long-term bank loans

RMB denominated	Interest rates ranging from 1.08% to 4.00% per annum as at December 31, 2021 with maturities through 2039	38,226	38,880

USD denominated	Interest rates at 1.55% per annum as at December 31, 2021 with maturities through 2038	92	64
		38,318	38,944

Corporate bonds(i)

RMB denominated	Fixed interest rates ranging from 2.20% to 4.90% per annum as at December 31, 2021 with maturities through 2026	26,977	38,522
USD denominated	Fixed interest rates ranging from 3.13 % to 4.25 % per annum as at December 31, 2021 with maturities through 2043	11,379	11,127
		38,356	49,649
Total third parties’ long-term debts		76,674	88,593

Less: Current portion		(4,637)	(10,293)
		72,037	78,300
Long-term loans from Sinopec Group Company and fellow subsidiaries
RMB denominated	Interest rates ranging from 1.08% to 5.23% per annum as at December 31, 2021 with maturities through 2037	11,013	12,988
USD denominated	Interest rates at 1.65% per annum as at December 31, 2021 with maturities in 2027	1,387	1,168

Less: Current portion		(622)	(466)
		11,778	13,690
		83,815	91,990

Note:

(i)	The Company issued corporate bonds with a maturity of five years on 26 July 2021 at par value of RMB 100. The total issued amount of the corporate bonds is RMB 5 billion. The corporate bonds adopt a simple interest rate on an annual basis with a fixed rate at 3.20% per annum and the interest is paid once a year.

The Company issued corporate bonds with a maturity of three years on 5 August 2021 at par value of RMB 100. The total issued amount of the corporate bonds is RMB 2 billion. The corporate bonds adopt a simple interest rate on an annual basis with a fixed rate at 2.95% per annum and the interest is paid once a year.

The Company issued corporate bonds with a maturity of two years on 6 August 2021 at par value of RMB 100. The total issued amount of the corporate bonds is RMB 2 billion. The corporate bonds adopt a simple interest rate on an annual basis with a fixed rate at 2.80% per annum and the interest is paid once a year.

The Company issued corporate bonds with a maturity of three years on 27 December 2021 at par value of RMB 100. The total issued amount of the corporate bonds is RMB 2.55 billion. The corporate bonds adopt a simple interest rate on an annual basis with a fixed rate at 2.50% per annum and the interest is paid once a year.

These corporate bonds are carried at amortized cost.